Condensed Statements Of Operations	11 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares
Formation and operational costs	$ 341,627
Loss from operations	(341,627)
Other income:
Interest earned on marketable securities held in Trust Account	212,516
Unrealized gain on marketable securities held in Trust Account	3,960
Other income	216,476
Net Loss	$ (125,151)
Weighted average shares outstanding, basic and diluted (1) | shares	18,400,891	[1]
Basic and diluted net loss per ordinary share (2) | $ / shares	$ (0.02)	[2]

[1]	Excludes an aggregate of 69,549,521 shares subject to possible redemption.
[2]	Net loss per ordinary share—basic and diluted excludes income attributable to ordinary shares subject to possible redemption of $207,817 for the period from January 24, 2020 (inception) through December 31, 2020 (see Note 2).